Fair Value - Schedule of Assets Measured at Fair Value on a Recurring Basis (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Assets Measured at Fair Value on a Recurring Basis [Line Items]
Total assets at fair value	$ 1,448,918	$ 2,582,773
Total assets at fair value	(1,448,918)	(2,582,773)
Level 1 [Member]
Schedule of Assets Measured at Fair Value on a Recurring Basis [Line Items]
Total assets at fair value	1,499,587	2,113,854
Total assets at fair value	(1,499,587)	(2,113,854)
Level 2 [Member]
Schedule of Assets Measured at Fair Value on a Recurring Basis [Line Items]
Total assets at fair value	(50,669)	468,919
Total assets at fair value	50,669	(468,919)
Level 3 [Member]
Schedule of Assets Measured at Fair Value on a Recurring Basis [Line Items]
Total assets at fair value
Total assets at fair value
Carrying Value [Member]
Schedule of Assets Measured at Fair Value on a Recurring Basis [Line Items]
Total assets at fair value	1,448,918	2,582,773
Total assets at fair value	(1,448,918)	(2,582,773)
Securities owned, at fair value [Member]
Schedule of Assets Measured at Fair Value on a Recurring Basis [Line Items]
Total assets at fair value	531,189	946,619
Total assets at fair value	(531,189)	(946,619)
Securities owned, at fair value [Member] | Level 1 [Member]
Schedule of Assets Measured at Fair Value on a Recurring Basis [Line Items]
Total assets at fair value	531,189	946,619
Total assets at fair value	(531,189)	(946,619)
Securities owned, at fair value [Member] | Level 2 [Member]
Schedule of Assets Measured at Fair Value on a Recurring Basis [Line Items]
Total assets at fair value
Total assets at fair value
Securities owned, at fair value [Member] | Level 3 [Member]
Schedule of Assets Measured at Fair Value on a Recurring Basis [Line Items]
Total assets at fair value
Total assets at fair value
Securities owned, at fair value [Member] | Carrying Value [Member]
Schedule of Assets Measured at Fair Value on a Recurring Basis [Line Items]
Total assets at fair value	531,189	946,619
Total assets at fair value	(531,189)	(946,619)
Foreign currency forward contracts [Member]
Schedule of Assets Measured at Fair Value on a Recurring Basis [Line Items]
Total assets at fair value	50,669	468,919
Total assets at fair value	(50,669)	(468,919)
Foreign currency forward contracts [Member] | Level 1 [Member]
Schedule of Assets Measured at Fair Value on a Recurring Basis [Line Items]
Total assets at fair value
Total assets at fair value
Foreign currency forward contracts [Member] | Level 2 [Member]
Schedule of Assets Measured at Fair Value on a Recurring Basis [Line Items]
Total assets at fair value	50,669	468,919
Total assets at fair value	(50,669)	(468,919)
Foreign currency forward contracts [Member] | Level 3 [Member]
Schedule of Assets Measured at Fair Value on a Recurring Basis [Line Items]
Total assets at fair value
Total assets at fair value
Foreign currency forward contracts [Member] | Carrying Value [Member]
Schedule of Assets Measured at Fair Value on a Recurring Basis [Line Items]
Total assets at fair value	50,669	468,919
Total assets at fair value	(50,669)	(468,919)
US Treasury notes [Member]
Schedule of Assets Measured at Fair Value on a Recurring Basis [Line Items]
Total assets at fair value	968,398	991,862
Total assets at fair value	(968,398)	(991,862)
US Treasury notes [Member] | Level 1 [Member]
Schedule of Assets Measured at Fair Value on a Recurring Basis [Line Items]
Total assets at fair value	968,398	991,862
Total assets at fair value	(968,398)	(991,862)
US Treasury notes [Member] | Level 2 [Member]
Schedule of Assets Measured at Fair Value on a Recurring Basis [Line Items]
Total assets at fair value
Total assets at fair value
US Treasury notes [Member] | Level 3 [Member]
Schedule of Assets Measured at Fair Value on a Recurring Basis [Line Items]
Total assets at fair value
Total assets at fair value
US Treasury notes [Member] | Carrying Value [Member]
Schedule of Assets Measured at Fair Value on a Recurring Basis [Line Items]
Total assets at fair value	968,398	991,862
Total assets at fair value	$ (968,398)	(991,862)
Money market fund [Member]
Schedule of Assets Measured at Fair Value on a Recurring Basis [Line Items]
Total assets at fair value		175,373
Total assets at fair value		(175,373)
Money market fund [Member] | Level 1 [Member]
Schedule of Assets Measured at Fair Value on a Recurring Basis [Line Items]
Total assets at fair value		175,373
Total assets at fair value		(175,373)
Money market fund [Member] | Level 2 [Member]
Schedule of Assets Measured at Fair Value on a Recurring Basis [Line Items]
Total assets at fair value
Total assets at fair value
Money market fund [Member] | Level 3 [Member]
Schedule of Assets Measured at Fair Value on a Recurring Basis [Line Items]
Total assets at fair value
Total assets at fair value
Money market fund [Member] | Carrying Value [Member]
Schedule of Assets Measured at Fair Value on a Recurring Basis [Line Items]
Total assets at fair value		175,373
Total assets at fair value		$ (175,373)